Fair Value Measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - U.S. Treasury Securities Money Market Fund - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 65,698,018	$ 65,691,936
Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 65,698,018	$ 65,691,936